Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000249248
Shareholder Report [Line Items]
Fund Name	Fort Pitt Capital Total Return Fund
Trading Symbol	FPCGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fort Pitt Capital Total Return Fund	$48	1.00%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 52,437,757
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 158,619
InvestmentCompanyPortfolioTurnover	19.00%
Updated Prospectus Web Address	https://www.fortpittcapitalfunds.com/
C000222264
Shareholder Report [Line Items]
Fund Name	North Square Altrinsic International Equity Fund
Class Name	Class I
Trading Symbol	NSIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square Altrinsic International Equity Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 104,118,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 372,094
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$104,118,000
Number of Portfolio Holdings	70
Advisory Fee (net of waivers)	$372,094
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	1.6%
Short-Term Investments	2.0%
Communications	2.4%
Energy	3.1%
Materials	3.5%
Technology	7.9%
Consumer Discretionary	8.3%
Health Care	10.2%
Industrials	10.4%
Consumer Staples	12.9%
Financials	37.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Chubb Ltd.	3.6%
Everest Re Group, Ltd.	3.3%
Sanofi	2.5%
Sony Group Corp.	2.4%
Aon PLC - Class A	2.4%
Heineken N.V.	2.4%
GSK PLC	2.3%
Bureau Veritas SA	2.3%
KB Financial Group, Inc.	2.1%
Suzuki Motor Corp.	2.1%

C000222265
Shareholder Report [Line Items]
Fund Name	North Square McKee Bond Fund
Class Name	Class I
Trading Symbol	NMKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square McKee Bond Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 181,176,596
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 44,172
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$181,176,596
Number of Portfolio Holdings	426
Advisory Fee (net of waivers)	$44,172
Portfolio Turnover	95%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.750%	2.5%
United States Treasury Note/Bond, 3.125%	2.4%
United States Treasury Note/Bond, 4.500%	2.2%
United States Treasury Note, 4.625%	1.6%
Fannie Mae Pool, 5.000%	1.4%
Ginnie Mae II Pool, 2.000%	1.2%
United States Treasury Bond, 4.250%	1.1%
United States Treasury Note, 3.750%	1.1%
Federal National Mortgage Association, 1.630%	1.1%
Federal Farm Credit Banks Funding Corp., 5.090%	1.1%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.1%
Real Estate	0.2%
Sovereign	0.4%
Supranational	0.8%
Health Care	0.9%
Communications	1.9%
Technology	2.0%
Consumer Staples	2.1%
Short-Term Investments	2.4%
Consumer Discretionary	2.5%
Energy	2.7%
Industrials	2.8%
Asset Backed Securities	2.8%
Utilities	3.7%
Financials	11.6%
U.S. Government & Agencies	17.6%
Mortgage Backed Securities	44.9%

C000222266
Shareholder Report [Line Items]
Fund Name	North Square McKee Bond Fund
Class Name	Class R6
Trading Symbol	NMKBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Square McKee Bond Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 181,176,596
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 44,172
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$181,176,596
Number of Portfolio Holdings	426
Advisory Fee (net of waivers)	$44,172
Portfolio Turnover	95%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note/Bond, 4.750%	2.5%
United States Treasury Note/Bond, 3.125%	2.4%
United States Treasury Note/Bond, 4.500%	2.2%
United States Treasury Note, 4.625%	1.6%
Fannie Mae Pool, 5.000%	1.4%
Ginnie Mae II Pool, 2.000%	1.2%
United States Treasury Bond, 4.250%	1.1%
United States Treasury Note, 3.750%	1.1%
Federal National Mortgage Association, 1.630%	1.1%
Federal Farm Credit Banks Funding Corp., 5.090%	1.1%

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.1%
Real Estate	0.2%
Sovereign	0.4%
Supranational	0.8%
Health Care	0.9%
Communications	1.9%
Technology	2.0%
Consumer Staples	2.1%
Short-Term Investments	2.4%
Consumer Discretionary	2.5%
Energy	2.7%
Industrials	2.8%
Asset Backed Securities	2.8%
Utilities	3.7%
Financials	11.6%
U.S. Government & Agencies	17.6%
Mortgage Backed Securities	44.9%

C000217840
Shareholder Report [Line Items]
Fund Name	North Square Select Small Cap Fund
Class Name	Class I
Trading Symbol	ADVGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
North Square Select Small Cap Fund - Class I	$44	0.94%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%
AssetsNet	$ 22,324,828
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 71,223
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,324,828
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$71,223
Portfolio Turnover	32%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bel Fuse, Inc., Class B	5.4%
TriMas Corp.	4.8%
Nicolet Bankshares, Inc.	4.7%
JBT Marel Corp.	4.6%
Phinia, Inc.	4.2%
Performance Food Group Co.	4.1%
Eagle Materials, Inc.	4.0%
First Merchants Corp.	3.5%
Legacy Housing Corp.	3.4%
Arcosa, Inc.	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Short-Term Investments	1.3%
Health Care	2.9%
Real Estate	3.4%
Consumer Staples	4.1%
Materials	8.8%
Technology	12.9%
Financials	19.0%
Consumer Discretionary	22.8%
Industrials	25.2%

C000258541
Shareholder Report [Line Items]
Fund Name	North Square Small Cap Value Fund
Class Name	Class I
Trading Symbol	DRISX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.05%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
AssetsNet	$ 255,534,144
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,179,868
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$255,534,144
Number of Portfolio Holdings	78
Advisory Fee	$1,179,868
Portfolio Turnover	42%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hancock Whitney Corp.	3.0%
Pathward Financial Group, Inc.	2.6%
International Bancshares Corp.	2.5%
StoneX Group, Inc.	2.6%
Cousins Properties, Inc.	2.5%
OFG Bancorp	2.3%
Cathay General Bancorp	2.0%
Penguin Solutions, Inc.	1.9%
Veren, Inc.	1.9%
First American Government Obligations Fund, Class X	1.9%

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	0.5%
Short-Term Investments	1.9%
Health Care	6.0%
Consumer Discretionary	6.6%
Utilities	6.7%
Real Estate	7.4%
Energy	8.5%
Materials	9.0%
Industrials	14.9%
Technology	14.9%
Financials	23.6%

C000258542
Shareholder Report [Line Items]
Fund Name	North Square Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	DRSVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	1.30%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.30%
AssetsNet	$ 255,534,144
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,179,868
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$255,534,144
Number of Portfolio Holdings	78
Advisory Fee	$1,179,868
Portfolio Turnover	42%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hancock Whitney Corp.	3.0%
Pathward Financial Group, Inc.	2.6%
International Bancshares Corp.	2.5%
StoneX Group, Inc.	2.6%
Cousins Properties, Inc.	2.5%
OFG Bancorp	2.3%
Cathay General Bancorp	2.0%
Penguin Solutions, Inc.	1.9%
Veren, Inc.	1.9%
First American Government Obligations Fund, Class X	1.9%

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	0.5%
Short-Term Investments	1.9%
Health Care	6.0%
Consumer Discretionary	6.6%
Utilities	6.7%
Real Estate	7.4%
Energy	8.5%
Materials	9.0%
Industrials	14.9%
Technology	14.9%
Financials	23.6%

C000217841
Shareholder Report [Line Items]
Fund Name	North Square Strategic Income Fund
Class Name	Class A
Trading Symbol	ADVAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
AssetsNet	$ 403,311,743
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 649,820
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$403,311,743
Number of Portfolio Holdings	214
Advisory Fee (net of waivers)	$649,820
Portfolio Turnover	54%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles Schwab Corp. (The), 5.375%	1.5%
Freddie Mac Pool, 6.500%	1.4%
MetLife, Inc., 3.850%	1.2%
Ginnie Mae II Pool, 2.500%	1.2%
CyrusOne Data Centers Issuer I LLC, 4.500%	1.2%
Discover Financial Services, 6.125%	1.2%
Fannie Mae Pool, 3.500%	1.2%
Fannie Mae Pool, 4.500%	1.1%
Ginnie Mae II Pool, 3.500%	1.1%
Fifth Third Bancorp, 4.500%	1.1%

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	3.4%
Purchased Options	0.3%
Fixed Income	0.6%
Non U.S. Treasury	0.8%
Industrials	0.9%
Consumer Staples	1.3%
U.S. Government & Agencies	1.3%
Technology	1.4%
Health Care	1.4%
Consumer Discretionary	1.7%
Energy	2.4%
Communications	2.6%
Materials	5.7%
Short-Term Investments	6.0%
Utilities	7.9%
Asset Backed Securities	11.2%
Financials	15.8%
Mortgage Backed Securities	35.3%

C000217842
Shareholder Report [Line Items]
Fund Name	North Square Strategic Income Fund
Class Name	Class I
Trading Symbol	ADVNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 403,311,743
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 649,820
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$403,311,743
Number of Portfolio Holdings	214
Advisory Fee (net of waivers)	$649,820
Portfolio Turnover	54%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles Schwab Corp. (The), 5.375%	1.5%
Freddie Mac Pool, 6.500%	1.4%
MetLife, Inc., 3.850%	1.2%
Ginnie Mae II Pool, 2.500%	1.2%
CyrusOne Data Centers Issuer I LLC, 4.500%	1.2%
Discover Financial Services, 6.125%	1.2%
Fannie Mae Pool, 3.500%	1.2%
Fannie Mae Pool, 4.500%	1.1%
Ginnie Mae II Pool, 3.500%	1.1%
Fifth Third Bancorp, 4.500%	1.1%

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	3.4%
Purchased Options	0.3%
Fixed Income	0.6%
Non U.S. Treasury	0.8%
Industrials	0.9%
Consumer Staples	1.3%
U.S. Government & Agencies	1.3%
Technology	1.4%
Health Care	1.4%
Consumer Discretionary	1.7%
Energy	2.4%
Communications	2.6%
Materials	5.7%
Short-Term Investments	6.0%
Utilities	7.9%
Asset Backed Securities	11.2%
Financials	15.8%
Mortgage Backed Securities	35.3%